Organization, Consolidation and Principal Activities	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Principal Activities
Organization, Consolidation and Principal Activities

1.Organization, Consolidation and Principal Activities

Quhuo Limited (the “Company”, and where appropriate, the term “Company” also refers to its subsidiaries, variable interest entity, and subsidiaries of the variable interest entity as a whole) is an exempt company incorporated in the Cayman Islands with limited liability under the laws of the Cayman Islands on June 13, 2019. The Company, through its subsidiaries, variable interest entity, and subsidiaries of the variable interest entity, is principally engaged in providing end-to-end operational solutions to on-demand consumer service businesses in industries, including food and grocery delivery, bike-sharing, ride-hailing, housekeeping in the People’s Republic of China (the “PRC”). Quhuo Limited, is a holding company with no substantive operations of its own.

The Company commenced operations through Beijing Quhuo Technology Co., Ltd. in 2012. In preparation of its initial public offering (“IPO”) in the United States, the Company underwent a series of restructuring in 2019 (the “Restructuring”) in order to establish the Company as the parent company and Beijing Quhuo Technology Co., Ltd. (“Beijing Quhuo” or the “VIE”) as the variable interest entity of the Company. On June 14, 2019, the Company incorporated a wholly-owned subsidiary, Quhuo Investment Limited (“Quhuo BVI”) in the British Virgin Islands (“BVI”). On June 17, 2019, the Company incorporated another wholly-owned subsidiary, Quhuo Technology Investment (Hong Kong) Limited (“Quhuo HK”) in Hong Kong. On July 31, 2019, the Company incorporated a wholly-owned subsidiary, Beijing Quhuo Information Technology Co., Ltd. (“WFOE”) in the PRC.

On August 23, 2019 (the “Restructuring Date”), the Company obtained control of Beijing Quhuo through a series of contractual agreements among WFOE, the VIE, and the VIE’s registered shareholders (the “VIE Agreements”).

The accompanying consolidated financial statements were prepared as if the corporate structure of the Company had been in existence since the beginning of the periods presented.

1.Organization, Consolidation and Principal Activities (continued)

Creditors of the VIE have no recourse to the general credit of the Company, who is the primary beneficiary of the VIE, through its 100% controlled subsidiary WFOE. The Company did not provide any financial or other support to the VIE other than what is obligated by the agreements described above. The table sets forth the assets and liabilities of the VIE’s after elimination within the VIE structure included in the Company’s consolidated balance sheets:

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	50,397	22,371	3,123
Restricted cash	1,916	2,189	306
Accounts receivable, net	280,309	324,224	45,260
Prepayments and other current assets	102,237	105,643	14,747
Total current assets	434,859	454,427	63,436
Non-current assets:
Property and equipment, net	8,781	9,122	1,273
Intangible assets, net	57,985	48,738	6,804
Right-of-use assets, net	4,647	2,306	322
Goodwill	65,481	65,481	9,141
Deferred tax assets	31,064	39,335	5,491
Other non-current assets	225,643	193,227	26,973
Total non-current assets	393,601	358,209	50,004
Total assets	828,460	812,636	113,440
LIABILITIES:
Current liabilities:
Accounts payable	145,750	185,753	25,930
Accrued expenses and other current liabilities	32,165	39,127	5,462
Short-term debt	102,848	108,336	15,123
Short-term lease liabilities	2,818	1,674	234
Inter-group balance due to Parent and WFOE	43,306	40,004	5,584
Amounts due to a related party	1,350	270	38
Total current liabilities	328,237	375,164	52,371
Non-current liabilities:
Deferred tax liabilities	599	2	—
Long-term debt	4,706	3,230	451
Long-term lease liabilities	1,635	587	82
Other non-current liabilities	62,352	52,435	7,320
Total non-current liabilities	69,292	56,254	7,853
Total liabilities	397,529	431,418	60,224

The VIE’s net asset balance was RMB430,931 and RMB381,218 (US$53,216) as of December 31, 2024 and June 30, 2025, respectively.

1.Organization, Consolidation and Principal Activities (continued)

The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive loss for the six months ended June 30, 2024 and 2025, respectively:

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Revenue	1,561,087	1,090,360	152,208
Net loss	(37,556)	(40,402)	(5,640)

The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows for the six months ended June 30, 2024 and 2025 respectively:

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Net cash used in operating activities	(30,556)	(33,894)	(4,731)
Net cash provided by investing activities	26,523	6,281	877
Net cash used in financing activities	(16,082)	(95)	(13)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	(45)	(6)
Net decrease in cash, cash equivalents and restricted cash	(20,115)	(27,753)	(3,873)